EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity investments

	As of June 30,
	2024	2023
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$138,003	$138,406
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,385,456	1,415,561
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	303,627	281,765
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	165,120	165,487
Total equity investment	$1,992,206	$2,001,219